UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08594

Investment Company Act File Number

Special Equities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Special Equities Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.9%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.4%
Aerovironment, Inc.(1)	30,160	$808,590

		$808,590

Auto Components — 2.6%
Allison Transmission Holdings, Inc.(1)	64,150	$1,531,902

		$1,531,902

Building Products — 1.4%
Armstrong World Industries, Inc.	17,340	$845,672

		$845,672

Capital Markets — 4.0%
Affiliated Managers Group, Inc.(1)	11,390	$1,273,516
Lazard, Ltd., Class A	38,520	1,100,131

		$2,373,647

Chemicals — 1.1%
FMC Corp.	6,300	$666,918

		$666,918

Commercial Banks — 4.1%
Cullen/Frost Bankers, Inc.	8,380	$487,632
First Republic Bank(1)	38,890	1,281,037
Signature Bank(1)	9,800	617,792

		$2,386,461

Communications Equipment — 2.4%
Harris Corp.	12,960	$584,237
Sycamore Networks, Inc.(1)	46,330	821,894

		$1,406,131

Construction & Engineering — 2.2%
Quanta Services, Inc.(1)	61,820	$1,292,038

		$1,292,038

Containers & Packaging — 1.8%
AptarGroup, Inc.	18,840	$1,031,867

		$1,031,867

Electrical Equipment — 2.3%
AMETEK, Inc.	27,830	$1,350,033

		$1,350,033

Electronic Equipment, Instruments & Components — 7.4%
Elster Group SE ADR(1)	58,050	$917,770
FLIR Systems, Inc.	39,660	1,003,795
National Instruments Corp.	34,150	973,958
Trimble Navigation, Ltd.(1)	26,330	1,432,879

		$4,328,402

Energy Equipment & Services — 2.1%
Hornbeck Offshore Services, Inc.(1)	23,090	$970,473
Poseidon Concepts Corp.	19,302	271,306

		$1,241,779

Food Products — 1.8%
Corn Products International, Inc.	18,010	$1,038,276

		$1,038,276

	N(000.000.000	N(000.000.000
Security	Shares	Value
Health Care Providers & Services — 3.5%
Catalyst Health Solutions, Inc.(1)	14,044	$895,024
MEDNAX, Inc.(1)	15,940	1,185,458

		$2,080,482

Health Care Technology — 1.8%
Allscripts Healthcare Solutions, Inc.(1)	63,380	$1,052,108

		$1,052,108

Household Durables — 0.8%
Tempur-Pedic International, Inc.(1)	5,670	$478,718

		$478,718

Household Products — 2.3%
Church & Dwight Co., Inc.	27,508	$1,353,118

		$1,353,118

Insurance — 3.3%
HCC Insurance Holdings, Inc.	32,740	$1,020,506
WR Berkley Corp.	26,040	940,565

		$1,961,071

Internet Software & Services — 2.1%
VeriSign, Inc.	32,070	$1,229,564

		$1,229,564

IT Services — 4.7%
Teradata Corp.(1)	22,170	$1,510,885
VeriFone Systems, Inc.(1)	24,300	1,260,441

		$2,771,326

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	68,140	$1,043,223

		$1,043,223

Machinery — 3.2%
Colfax Corp.(1)	27,230	$959,585
Pall Corp.	15,520	925,458

		$1,885,043

Marine — 2.2%
Kirby Corp.(1)	19,280	$1,268,431

		$1,268,431

Media — 1.5%
John Wiley & Sons, Inc., Class A	18,820	$895,644

		$895,644

Metals & Mining — 2.8%
IAMGOLD Corp.	58,550	$778,130
Molycorp, Inc.(1)	25,140	850,486

		$1,628,616

Multiline Retail — 3.3%
Big Lots, Inc.(1)	21,640	$930,953
Dollar Tree, Inc.(1)	10,730	1,013,877

		$1,944,830

Oil, Gas & Consumable Fuels — 4.9%
Goodrich Petroleum Corp.(1)	57,910	$1,101,448
Kodiak Oil & Gas Corp.(1)	106,590	1,061,636
SM Energy Co.	10,240	724,685

		$2,887,769

Pharmaceuticals — 2.7%
Perrigo Co.	12,740	$1,316,170
Questcor Pharmaceuticals, Inc.(1)	7,820	294,188

		$1,610,358

	N(000.000.000	N(000.000.000
Security	Shares	Value
Professional Services — 2.3%
FTI Consulting, Inc.(1)	23,980	$899,730
Nielsen Holdings NV(1)	14,980	451,497

		$1,351,227

Real Estate Investment Trusts (REITs) — 2.6%
Essex Property Trust, Inc.	6,050	$916,636
Mid-America Apartment Communities, Inc.	9,540	639,466

		$1,556,102

Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	10,420	$868,090

		$868,090

Road & Rail — 1.7%
Kansas City Southern	13,900	$996,491

		$996,491

Semiconductors & Semiconductor Equipment — 3.5%
Cirrus Logic, Inc.(1)	41,400	$985,320
Cypress Semiconductor Corp.(1)	70,690	1,104,885

		$2,090,205

Software — 2.1%
Parametric Technology Corp.(1)	44,210	$1,235,227

		$1,235,227

Specialty Retail — 7.7%
Advance Auto Parts, Inc.	11,550	$1,022,984
GNC Holdings, Inc., Class A	41,750	1,456,657
Sally Beauty Holdings, Inc.(1)	39,930	990,264
Signet Jewelers, Ltd.	22,810	1,078,457

		$4,548,362

Total Common Stocks (identified cost $44,595,031)		$57,037,721

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$1,178	$1,177,668

Total Short-Term Investments (identified cost $1,177,668)		$1,177,668

Total Investments — 98.9% (identified cost $45,772,699)		$58,215,389

Other Assets, Less Liabilities — 1.1%		$642,730

Net Assets — 100.0%		$58,858,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $193.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,851,076

Gross unrealized appreciation	$13,250,724
Gross unrealized depreciation	(886,411)

Net unrealized appreciation	$12,364,313

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$57,037,721	*	$—	$—	$57,037,721
Short-Term Investments	—		1,177,668	—	1,177,668
Total Investments	$57,037,721		$1,177,668	$—	$58,215,389

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on April 30, 2012, the Eaton Vance Special Equities Fund withdrew its entire interest in the Portfolio in cash and securities. On May 1, 2012, the Portfolio terminated.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012